Goodwill and Other Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0
Amortization expense other intangibles assets, net	9,453,000	10,045,000
Impairment of intangible assets	$ 457,000	$ 0